Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (FaceBank Group, Inc. Pre-Merger) - shares	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total	71,873,112		741,619		40,451,678	741,619
Common Stock Purchase Warrants [Member]
Total	603,576		200,007		1,147,844	200,007
Stock Options [Member]
Total	6,377,997		16,667		6,361,982	16,667
Convertible Notes Variable Settlement Feature [Member]
Total	536,164		524,945		536,164	524,945
FaceBank Group, Inc Pre-Merger [Member]
Total		983,785		794,177			868,609	15,212,917
FaceBank Group, Inc Pre-Merger [Member] | Common Stock Purchase Warrants [Member]
Total		200,007		200,007			200,007	7
FaceBank Group, Inc Pre-Merger [Member] | Series D Convertible Preferred Stock Shares [Member]
Total		456,000
FaceBank Group, Inc Pre-Merger [Member] | Stock Options [Member]
Total		16,667		16,667			16,667	16,667
FaceBank Group, Inc Pre-Merger [Member] | Convertible Notes Variable Settlement Feature [Member]
Total		311,111		577,503			190,096	196,243